NET LOANS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2017
Receivables [Abstract]
Schedule of Primary Segments of Loan Portfolio

	June 30, 2017			June 30, 2016
	Total Loans	Individually evaluated for impairment	Collectively evaluated for impairment	Total Loans	Individually evaluated for impairment	Collectively evaluated for impairment
	(Dollars in Thousands)
First mortgage loans:
1 – 4 family dwellings	$65,153	$—	$65,153	$49,411	$—	$49,411
Construction	1,866	—	1,866	4,783	—	4,783
Land acquisition & development	462	—	462	666	—	666
Multi-family dwellings	3,653	—	3,653	3,961	—	3,961
Commercial	2,033	—	2,033	1,592	—	1,592
Consumer Loans
Home equity	1,017	—	1,017	802	—	802
Home equity lines of credit	2,275	—	2,275	1,900	—	1,900
Other	139	—	139	150	—	150
Commercial Loans	841	—	841	1,456	—	1,456

	$77,439	$—	$77,439	$64,721	$—	$64,721

Less: Deferred loan costs	434			312
Allowance for loan losses	(418)			(360)

Total	$77,455			$64,673

Schedule of Impaired Loans

	June 30, 2017	June 30, 2016
(Dollars in Thousands)
Impaired loans with an allocated allowance:
Home equity lines of credit	$—	$—
Impaired loans without an allocated allowance:
Commercial real estate loans	—	—
Home equity lines of credit	—	—

Total impaired loans	$—	$—

Allocated allowance on impaired loans:
Commercial real estate loans	$—	$—
Home equity lines of credit	—	—

Total	$—	$—

Average impaired loans:
Construction loans	$—	$—
Land acquisition & development loans	—	—
Commercial real estate loans	—	12
Home equity lines of credit	—	—

Total	$—	$12

Income recognized on impaired loans:
Construction loans	$—	$—
Land acquisition & development loans	—	—
Commercial real estate loans	—	1
Home equity lines of credit	—	—

Total	$—	$1

Schedule of Nonaccrual Loans

	June 30, 2017	June 30, 2016
	(Dollars in Thousands)
Principal outstanding:
1 – 4 family dwellings	$246	$254
Construction	—	—
Land acquisition & development	—	—
Commercial real estate	—	—
Home equity lines of credit	—	—

Total	$246	$254

Average nonaccrual loans:
1 – 4 family dwellings	$250	$257
Construction	—	—
Land acquisition & development	—	—
Commercial real estate	—	12
Home equity lines of credit	—	—

Total	$250	$269

Income that would have been recognized	$15	$17
Interest income recognized	$17	$24
Interest income foregone	$—	$—

Schedule of Loans by Aging Categories

	Current	30 – 59 Days Past Due	60 – 89 Days Past Due	90 Days + Past Due Accruing	90 Days + Past Due Non-accrual	Total Past Due	Total Loans

	(Dollars in Thousands)
June 30, 2017
First mortgage loans:
1 – 4 family dwellings	$64,907	$—	$—	$—	$246	$246	$65,153
Construction	1,866	—	—	—	—	—	1,866
Land acquisition & development	462	—	—	—	—	—	462
Multi-family dwellings	3,653	—	—	—	—	—	3,653
Commercial	2,033	—	—	—	—	—	2,033
Consumer Loans
Home equity	1,017	—	—	—	—	—	1,017
Home equity lines of credit	2,275	—	—	—	—	—	2,275
Other	139	—	—	—	—	—	139
Commercial Loans	841	—	—	—	—	—	841

	$77,193	$—	$—	$—	$246	$246	77,439

Deferred loan costs							434
Allowance for loan losses							(418)

Net Loans Receivable							$77,455

	Current	30 – 59 Days Past Due	60 – 89 Days Past Due	90 Days + Past Due Accruing	90 Days + Past Due Non-accrual	Total Past Due	Total Loans

	(Dollars in Thousands)
June 30, 2016
First mortgage loans:
1 – 4 family dwellings	$49,157	$—	$—	$—	$254	$254	$49,411
Construction	4,783	—	—	—	—	—	4,783
Land acquisition & development	666	—	—	—	—	—	666
Multi-family dwellings	3,961	—	—	—	—	—	3,961
Commercial	1,592	—	—	—	—	—	1,592
Consumer Loans
Home equity	802	—	—	—	—	—	802
Home equity lines of credit	1,900	—	—	—	—	—	1,900
Other	150	—	—	—	—	—	150
Commercial Loans	1,456	—	—	—	—	—	1,456

	$64,467	$—	$—	$—	$254	$254	64,721

Deferred loan costs							312
Allowance for loan losses							(360)

Net Loans Receivable							$64,673

Schedule of Loans by Internal Classification

	June 30, 2017
	Construction	Land Acquisition & Development Loans	Multi-family Residential	Commercial Real Estate	Commercial
	(Dollars in Thousands)
Pass	$1,866	$462	$3,653	$2,033	$841
Special Mention	—	—	—	—	—
Substandard	—	—	—	—	—
Doubtful	—	—	—	—	—

Ending Balance	$1,866	$462	$3,653	$2,033	$841

	June 30, 2016
	Construction	Land Acquisition & Development Loans	Multi-family Residential	Commercial Real Estate	Commercial
	(Dollars in Thousands)
Pass	$4,783	$666	$3,961	$1,592	$1,456
Special Mention	—	—	—	—	—
Substandard	—	—	—	—	—
Doubtful	—	—	—	—	—

Ending Balance	$4,783	$666	$3,961	$1,592	$1,456

Schedule of Performing and Non-Performing Loans

	June 30, 2017
	1 – 4 Family	Consumer

	(Dollars in Thousands)
Performing	$64,907	$3,431
Non-performing	246	—

Total	$65,153	$3,431

	June 30, 2016
	1 – 4 Family	Consumer

	(Dollars in Thousands)
Performing	$49,157	$2,852
Non-performing	254	—

Total	$49,411	$2,852